Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance for deferred tax assets	$ 32,768,000	$ 27,721,000	$ 27,300,000
Net change in the total valuation allowance	5,100,000	400,000
Deferred tax liabilities, undistributed foreign earnings	900,000	5,400,000
Unrecognized tax benefit, potentially expire in 2021	3,200,000
Total unrecognized tax benefits net of potential benefits	19,100,000	20,200,000	21,400,000
Interest and penalties recognized as an expense	600,000	0	$ 1,300,000
Total accrued interest and penalties	500,000	1,100,000
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	3,600,000	0
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	1,500,000	$ 400,000
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other non-U.S subsidiaries operating loss carryforwards for income tax	42,100,000
Foreign Country | Tax Year 2021 to 2027
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	15,100,000
Foreign Country | Tax Year 2028 to 2037
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	18,300,000
Ireland | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	11,700,000
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. Federal net operating loss carry forwards currently available for offset	6,400,000
Alternative minimum tax credit carry forwards	800,000
United States | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	16,579,000
U.S. federal net operating loss carry forwards	15,200,000
Tax credit carry forward	29,100,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	1,363,000
United States | Tax Year 2021 to 2022 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	10,000,000.0
United States | Tax Year 2023 to 2027 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	4,800,000
United States | Tax Year 2028 to 2036 | Federal NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	400,000
United States | State NOL's
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards	51,141,000
Other non-U.S subsidiaries operating loss carryforwards for income tax	49,000
Other | Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	$ 5,500,000